STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1%
Advertising - .8%
Outfront Media Capital, Gtd. Notes		4.63	3/15/2030	1,860,000	[b]	1,665,723
Outfront Media Capital, Gtd. Notes		5.00	8/15/2027	1,843,000	[b]	1,705,789
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	3,964,000	[b]	3,359,490
					6,731,002
Aerospace & Defense - 2.0%
Bombardier, Sr. Unscd. Notes		6.00	10/15/2022	3,015,000	[b]	2,283,862
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	1,170,000	[b]	832,168
Bombardier, Sr. Unscd. Notes		7.50	3/15/2025	3,315,000	[b]	2,320,500
Bombardier, Sr. Unscd. Notes		7.88	4/15/2027	2,380,000	[b]	1,660,229
Signature Aviation U.S. Holdings, Gtd. Notes		4.00	3/1/2028	1,482,000	[b]	1,346,175
TransDigm, Gtd. Notes		5.50	11/15/2027	890,000	[b]	803,715
TransDigm, Gtd. Notes		6.50	5/15/2025	3,625,000		3,466,424
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	3,705,000	[b]	3,707,305
					16,420,378
Automobiles & Components - 3.5%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	2,315,000	[c]	1,927,237
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	3,020,000	[b]	2,438,650
Ford Motor Credit, Sr. Unscd. Notes	EUR	2.39	2/17/2026	2,525,000		2,088,617
Ford Motor Credit, Sr. Unscd. Notes	EUR	3.02	3/6/2024	2,758,000		2,491,792
Ford Motor Credit, Sr. Unscd. Notes		3.22	1/9/2022	1,010,000		946,875
Ford Motor Credit, Sr. Unscd. Notes		3.81	10/12/2021	1,220,000		1,171,200
Ford Motor Credit, Sr. Unscd. Notes		3.82	11/2/2027	200,000		167,000
Ford Motor Credit, Sr. Unscd. Notes		4.06	11/1/2024	470,000		428,875
Ford Motor Credit, Sr. Unscd. Notes		4.27	1/9/2027	2,780,000		2,383,850
Ford Motor Credit, Sr. Unscd. Notes	GBP	4.54	3/6/2025	1,780,000		1,782,867
Ford Motor Credit, Sr. Unscd. Notes		4.54	8/1/2026	740,000		651,200
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	2,440,000		2,092,300
Panther BF Aggregator 2, Gtd. Notes		8.50	5/15/2027	3,810,000	[b]	3,344,989
Panther BF Aggregator 2, Sr. Scd. Notes		6.25	5/15/2026	4,585,000	[b]	4,358,602
Tenneco, Gtd. Notes		5.00	7/15/2026	2,160,000	[c]	1,371,762
Tenneco, Sr. Scd. Bonds	EUR	5.00	7/15/2024	1,430,000	[b]	1,063,918
					28,709,734
Banks - .8%
Bank of America, Jr. Sub. Bonds, Ser. U		5.20	6/1/2023	1,730,000		1,659,952
CIT Bank, Sr. Unscd. Notes		2.97	9/27/2025	2,365,000		2,007,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Banks - .8% (continued)
CIT Group, Sub. Notes	6.13	3/9/2028	1,355,000		1,285,275
Citigroup, Jr. Sub. Bonds	5.95	1/30/2023	1,730,000		1,674,104
				6,626,873
Beverage Products - .1%
Cott Holdings, Gtd. Notes	5.50	4/1/2025	1,030,000	[b]	1,005,543
Building Materials - 1.6%
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	4,680,000	[b]	4,060,251
Griffon, Gtd. Notes	5.75	3/1/2028	4,775,000	[b]	4,515,359
JELD-WEN, Gtd. Notes	4.63	12/15/2025	2,675,000	[b]	2,377,393
Masonite International, Gtd. Notes	5.38	2/1/2028	2,176,000	[b]	2,150,650
				13,103,653
Chemicals - 1.1%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	2,160,000	[b]	1,832,852
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	490,000	[b]	427,510
Innophos Holdings, Sr. Unscd. Notes	9.38	2/15/2028	2,880,000	[b]	2,815,200
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	2,085,000	[b]	1,862,802
Venator Finance, Gtd. Notes	5.75	7/15/2025	2,895,000	[b,c]	2,279,812
				9,218,176
Collateralized Loan Obligations Debt - 1.8%
Allegro CLO VI, Ser. 2017-2A, CI. C, 3 Month LIBOR +1.80%	3.64	01/17/2031	320,000	[b,d]	274,048
Babson CLO, Ser. 2015-IA, Cl. ER, 3 Month LIBOR +5.50%	7.32	1/20/2031	3,000,000	[b,d]	1,839,669
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%	7.33	4/15/2031	2,000,000	[b,d]	1,260,600
Battalion CLO XV, Ser. 2020-15A, Cl. D, 3 Month LIBOR +3.25%	4.91	1/17/2033	2,750,000	[b,d]	1,947,478
Battalion CLO XVI, Ser. 2019-16A, CI. D, 3 Month LIBOR +4.36%	6.26	12/19/2032	3,000,000	[b,d]	2,355,408
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%	7.24	4/17/2031	3,000,000	[b,d]	1,816,308
Catamaran CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +3.65%	5.44	10/25/2031	1,520,000	[b,d]	1,131,672
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%	7.57	10/20/2030	2,000,000	[b,d]	1,129,890
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%	7.89	4/17/2031	4,000,000	[b,d]	2,288,712
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%	7.54	5/20/2031	1,500,000	[b,d]	862,496
				14,906,281

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Commercial & Professional Services - 4.3%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	2,000,000	[b]	1,157,490
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	3,115,000	[b]	2,977,939
APX Group, Sr. Scd. Notes		6.75	2/15/2027	2,910,000	[b,c]	2,431,669
ASGN, Gtd. Notes		4.63	5/15/2028	1,880,000	[b]	1,772,934
Ashtead Capital, Gtd. Notes		4.25	11/1/2029	3,025,000	[b]	2,583,750
Harsco, Gtd. Notes		5.75	7/31/2027	4,280,000	[b]	3,992,876
Jaguar Holding II, Gtd. Notes		6.38	8/1/2023	2,460,000	[b]	2,521,426
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,965,000		1,915,905
Midas Intermediate Holdco II, Gtd. Notes		7.88	10/1/2022	2,125,000	[b]	1,377,927
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	3,664,000	[b]	3,215,270
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	2,360,000	[b]	2,053,200
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,990,000	[b]	1,961,388
United Rentals North America, Gtd. Notes		4.88	1/15/2028	1,570,000		1,531,614
United Rentals North America, Gtd. Notes		5.88	9/15/2026	1,550,000		1,581,581
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,430,000	[b]	2,443,839
WW International, Gtd. Notes		8.63	12/1/2025	2,170,000	[b]	1,879,752
					35,398,560
Consumer Discretionary - 5.3%
Allen Media, Gtd. Notes		10.50	2/15/2028	2,870,000	[b]	2,365,669
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,840,000	[b]	1,467,400
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	1,900,000	[b]	1,536,616
Banijay Entertainment SASU, Sr. Scd. Notes		5.38	3/1/2025	3,605,000	[b]	3,325,612
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	2,545,000	[b]	2,385,861
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	2,350,000	[b]	2,170,801
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	3,505,000		3,272,811
International Game Technology, Sr. Scd. Notes		6.25	1/15/2027	845,000	[b]	739,840
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	1,675,000	[b]	1,494,703
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	4,135,000	[b]	3,669,688
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	1,305,000	[b]	994,905
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,645,000	[b]	1,062,229
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	1,990,000	[b]	1,746,225
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	3,730,000	[b]	3,527,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Consumer Discretionary - 5.3% (continued)
Station Casinos, Gtd. Notes		4.50	2/15/2028	2,129,000	[b]	1,740,458
Taylor Morrison Communities, Gtd. Notes		5.88	4/15/2023	3,080,000	[b]	3,045,335
Taylor Morrison Communities, Gtd. Notes		5.88	1/31/2025	3,120,000	[b]	2,936,700
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	1,550,000	[b]	1,450,393
TRI Pointe Group, Gtd. Notes		5.88	6/15/2024	4,815,000		4,515,146
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	510,000	[b]	468,560
					43,916,599
Consumer Staples - .6%
Prestige Brands, Gtd. Notes		5.13	1/15/2028	1,590,000	[b]	1,586,502
The Scotts Miracle-Gro Company, Gtd. Notes		4.50	10/15/2029	3,250,000		3,120,244
					4,706,746
Diversified Financials - 4.2%
Ally Financial, Gtd. Notes		8.00	11/1/2031	3,402,000		3,929,480
Altice France Holding, Gtd. Notes		6.00	2/15/2028	3,850,000	[b]	3,415,643
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	1,680,000	[b]	1,780,800
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	3,970,000	[b]	3,563,095
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,820,000		1,582,435
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	3,105,000		2,891,531
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,815,000		2,676,001
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	3,595,000	[b]	3,075,972
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	2,065,000	[b]	2,032,074
Navient, Sr. Unscd. Notes		5.50	1/25/2023	4,325,000		4,097,937
Navient, Sr. Unscd. Notes		7.25	9/25/2023	1,305,000		1,288,648
Quicken Loans, Gtd. Notes		5.75	5/1/2025	4,470,000	[b]	4,475,610
					34,809,226
Electronic Components - .7%
Energizer Holdings, Gtd. Notes		6.38	7/15/2026	4,509,000	[b]	4,579,115
TTM Technologies, Gtd. Notes		5.63	10/1/2025	1,705,000	[b]	1,447,110
					6,026,225
Energy - 7.6%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	2,330,000	[b]	1,508,850
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	3,246,000	[b]	1,910,409
Buckeye Partners, Sr. Unscd. Notes		3.95	12/1/2026	1,115,000		922,328
Callon Petroleum, Gtd. Notes		6.25	4/15/2023	2,165,000		530,360

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Energy - 7.6% (continued)
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	4,920,000	[b]	1,239,680
Cheniere Energy Partners, Gtd. Notes	4.50	10/1/2029	2,750,000	[b]	2,462,762
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	3,045,000		2,854,596
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	2,820,000	[b]	1,571,544
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	2,170,000		1,258,665
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	5,605,000	[b]	2,956,469
CVR Energy, Gtd. Bonds	5.75	2/15/2028	3,350,000	[b]	2,529,250
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		1,450,772
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		735,535
Enviva Partners, Gtd. Notes	6.50	1/15/2026	5,015,000	[b]	4,927,237
Genesis Energy, Gtd. Notes	6.50	10/1/2025	4,545,000		3,319,077
Genesis Energy, Gtd. Notes	7.75	2/1/2028	970,000		678,952
Jagged Peak Energy, Gtd. Notes	5.88	5/1/2026	2,655,000		2,004,306
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	525,000		211,969
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	375,000		145,313
Matador Resources, Gtd. Notes	5.88	9/15/2026	3,725,000		1,069,913
Murphy Oil, Sr. Unscd. Notes	5.88	12/1/2027	1,110,000		584,471
Nabors Industries, Gtd. Notes	5.75	2/1/2025	2,070,000		473,502
Nabors Industries, Gtd. Notes	7.25	1/15/2026	640,000	[b]	222,400
Nabors Industries, Gtd. Notes	7.50	1/15/2028	665,000	[b]	217,788
Occidental Petroleum, Sr. Unscd. Notes	2.90	8/15/2024	1,740,000		950,050
Occidental Petroleum, Sr. Unscd. Notes	3.50	8/15/2029	1,685,000		793,660
Occidental Petroleum, Sr. Unscd. Notes	5.55	3/15/2026	1,140,000		607,050
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	2,435,000		1,167,028
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	912,000		515,843
Parsley Energy, Gtd. Notes	5.38	1/15/2025	2,320,000	[b]	1,809,484
PBF Holding, Gtd. Notes	6.00	2/15/2028	4,185,000	[b]	2,845,800
PDC Energy, Gtd. Notes	5.75	5/15/2026	590,000		334,368
PDC Energy, Gtd. Notes	6.13	9/15/2024	2,640,000		1,432,187
Precision Drilling, Gtd. Notes	7.13	1/15/2026	765,000	[b]	258,985
Precision Drilling, Gtd. Notes	7.75	12/15/2023	488,000		199,468
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	2,245,000	[b]	1,129,235
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	4,270,000		1,200,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Energy - 7.6% (continued)
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	1,145,000	[c]	758,648
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/2025	3,795,000		450,637
Targa Resources Partners, Gtd. Bonds	5.13	2/1/2025	3,760,000		3,233,111
Targa Resources Partners, Gtd. Notes	5.88	4/15/2026	880,000		737,547
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	590,000		507,400
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	2,680,000	[b]	2,614,474
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	1,573,000	[b]	1,285,090
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	1,770,000	[b]	1,500,022
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	1,600,000		1,000,880
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		1,334,396
				62,452,470
Environmental Control - 1.2%
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/2024	1,837,000		1,747,437
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	2,660,000		2,238,277
GFL Environmental, Sr. Scd. Notes	5.13	12/15/2026	1,315,000	[b]	1,291,988
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	348,000	[b]	339,807
GFL Environmental, Sr. Unscd. Notes	8.50	5/1/2027	1,281,000	[b]	1,294,130
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,871,000	[b]	2,683,717
				9,595,356
Food Products - 2.9%
Albertsons, Gtd. Notes	4.88	2/15/2030	1,690,000	[b]	1,685,775
Albertsons, Gtd. Notes	5.75	3/15/2025	1,460,000		1,470,957
Albertsons, Gtd. Notes	5.88	2/15/2028	2,550,000	[b]	2,609,542
Albertsons, Gtd. Notes	6.63	6/15/2024	3,680,000		3,762,690
Albertsons, Gtd. Notes	7.50	3/15/2026	1,255,000	[b]	1,359,695
Kraft Foods Group, Gtd. Notes	5.00	6/4/2042	940,000		895,075
Kraft Heinz Foods, Gtd. Notes	4.63	10/1/2039	945,000	[b]	851,318
Kraft Heinz Foods, Gtd. Notes	4.63	1/30/2029	1,635,000		1,651,660
Kraft Heinz Foods, Gtd. Notes	4.88	10/1/2049	940,000	[b]	859,579
Kraft Heinz Foods, Gtd. Notes	5.00	7/15/2035	2,335,000		2,337,107
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/2045	940,000		909,094
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		939,690
Post Holdings, Gtd. Notes	4.63	4/15/2030	2,240,000	[b,c]	2,161,600
Post Holdings, Gtd. Notes	5.50	12/15/2029	1,715,000	[b]	1,788,488
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,047,153
				24,329,423

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Forest Products & Other - .5%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	4,630,000		3,895,011
Health Care - 8.7%
Avantor, Sr. Unscd. Notes	9.00	10/1/2025	1,220,000	[b]	1,291,925
Bausch Health, Gtd. Notes	5.00	1/30/2028	840,000	[b]	801,528
Bausch Health, Gtd. Notes	5.25	1/30/2030	840,000	[b]	791,700
Bausch Health, Gtd. Notes	6.13	4/15/2025	1,780,000	[b]	1,764,434
Bausch Health, Gtd. Notes	7.25	5/30/2029	3,990,000	[b]	4,162,966
Bausch Health, Gtd. Notes	9.00	12/15/2025	5,320,000	[b]	5,648,244
Bausch Health, Sr. Scd. Notes	5.75	8/15/2027	2,470,000	[b]	2,556,820
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	936,000	[b]	983,315
Catalent Pharma Solutions, Gtd. Notes	5.00	7/15/2027	3,380,000	[b]	3,297,359
Centene, Sr. Unscd. Notes	4.63	12/15/2029	785,000	[b]	793,282
Centene, Sr. Unscd. Notes	5.38	6/1/2026	4,390,000	[b]	4,546,547
Community Health Systems, Sr. Scd. Notes	6.63	2/15/2025	4,423,000	[b]	4,124,447
DaVita, Gtd. Notes	5.00	5/1/2025	1,930,000		1,939,544
Encompass Health, Gtd. Notes	4.50	2/1/2028	2,110,000		2,081,093
Encompass Health, Gtd. Notes	4.75	2/1/2030	2,535,000		2,511,044
HCA, Gtd. Notes	5.38	9/1/2026	2,895,000		3,003,780
HCA, Gtd. Notes	5.88	5/1/2023	1,880,000		1,974,235
Hologic, Gtd. Notes	4.38	10/15/2025	1,980,000	[b]	1,973,159
IQVIA, Gtd. Notes	5.00	5/15/2027	2,385,000	[b]	2,455,280
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/2022	1,733,000	[b]	1,650,649
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.25	2/1/2028	3,990,000	[b]	3,460,926
Polaris Intermediate, Sr. Unscd. Notes	8.50	12/1/2022	4,975,000	[b]	3,892,840
Select Medical, Gtd. Notes	6.25	8/15/2026	2,980,000	[b]	2,996,405
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	1,515,000	[b]	1,482,806
Tenet Healthcare, Sr. Scd. Notes	5.13	11/1/2027	2,260,000	[b]	2,166,775
Tenet Healthcare, Sr. Unscd. Notes	8.13	4/1/2022	2,445,000		2,323,581
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/2025	8,040,000	[b]	7,068,527
				71,743,211
Industrial - 2.2%
AECOM, Gtd. Notes	5.13	3/15/2027	1,124,000		1,021,202
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/2025	2,322,000	[b]	1,840,580
EnPro Industries, Gtd. Notes	5.75	10/15/2026	3,085,000		3,028,722
Gates Global, Gtd. Notes	6.25	1/15/2026	3,885,000	[b]	3,459,612
Husky III Holding, Sr. Unscd. Notes	13.00	2/15/2025	2,835,000	[b]	2,103,513
Mueller Water Products, Gtd. Notes	5.50	6/15/2026	1,854,000	[b]	1,809,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Industrial - 2.2% (continued)
Stevens Holding, Gtd. Notes		6.13	10/1/2026	2,208,000	[b]	2,200,178
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	2,825,000	[b]	2,378,558
					17,841,948
Information Technology - 2.3%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	4,591,000	[b]	4,493,418
Camelot Finance, Sr. Scd. Notes		4.50	11/1/2026	1,520,000	[b]	1,482,945
CDK Global, Sr. Unscd. Notes		5.25	5/15/2029	1,875,000	[b]	1,919,531
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/2025	3,665,000	[b]	3,417,503
Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	1,430,000	[b]	1,523,737
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	2,540,000	[b]	2,613,774
Open Text Holdings, Gtd. Notes		4.13	2/15/2030	1,955,000	[b]	1,849,186
RP Crown Parent, Gtd. Notes		7.38	10/15/2024	1,580,000	[b]	1,519,241
					18,819,335
Insurance - 1.7%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	3,155,000	[b]	3,107,005
AssuredPartners, Sr. Unscd. Notes		7.00	8/15/2025	2,599,000	[b]	2,358,515
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	820,000	[b]	761,405
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	3,038,000	[b]	3,030,633
USI, Sr. Unscd. Notes		6.88	5/1/2025	5,485,000	[b]	5,142,023
					14,399,581
Internet Software & Services - .6%
Netflix, Sr. Unscd. Notes		5.88	11/15/2028	1,370,000		1,473,504
Netflix, Sr. Unscd. Notes		5.88	2/15/2025	3,555,000		3,776,317
					5,249,821
Materials - 3.5%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	5,725,000	[b]	4,923,535
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	2,485,000		2,137,115
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,280,000	[b]	1,319,104
Ardagh Packaging Finance, Gtd. Notes		6.00	2/15/2025	2,570,000	[b]	2,596,471
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	1,350,000	[b]	1,272,335
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	2,905,000	[b]	2,695,934
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	3,610,000	[b]	3,341,495
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	4,425,000	[b]	3,385,258
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	4,035,000	[b]	4,077,569
Trivium Packaging Finance, Sr. Scd. Notes		5.50	8/15/2026	3,195,000	[b]	3,196,987
					28,945,803
Media - 11.0%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	4,630,000	[b]	4,528,371

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Media - 11.0% (continued)
Altice Financing, Sr. Scd. Notes		5.00	1/15/2028	1,435,000	[b]	1,280,738
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,190,000	[b]	1,044,252
Block Communications, Gtd. Notes		4.88	3/1/2028	2,160,000	[b]	2,020,950
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	3,200,000	[b]	3,154,000
CCO Holdings, Sr. Unscd. Notes		5.00	2/1/2028	4,755,000	[b]	4,800,458
CCO Holdings, Sr. Unscd. Notes		5.13	5/1/2027	2,155,000	[b]	2,180,903
CCO Holdings, Sr. Unscd. Notes		5.38	5/1/2025	2,015,000	[b]	2,078,382
CCO Holdings, Sr. Unscd. Notes		5.38	6/1/2029	2,560,000	[b]	2,644,864
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	4,725,000	[b]	4,817,456
CCO Holdings, Sr. Unscd. Notes		5.88	5/1/2027	1,860,000	[b]	1,928,536
CSC Holdings, Gtd. Notes		5.38	2/1/2028	1,020,000	[b]	1,047,507
CSC Holdings, Gtd. Notes		5.50	5/15/2026	1,925,000	[b]	2,004,536
CSC Holdings, Gtd. Notes		6.50	2/1/2029	2,630,000	[b]	2,851,222
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	860,000	[b]	870,501
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,255,000	[b]	1,345,846
CSC Holdings, Sr. Unscd. Notes		10.88	10/15/2025	1,640,000	[b]	1,776,325
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	2,665,000	[b,c]	1,797,010
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	7,225,000	[b]	5,911,076
DISH DBS, Gtd. Notes		5.00	3/15/2023	970,000		938,494
DISH DBS, Gtd. Notes		5.88	7/15/2022	3,120,000		3,054,979
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,934,000		1,895,484
Gray Television, Gtd. Notes		5.88	7/15/2026	1,509,000	[b]	1,461,240
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	2,225,000	[b]	2,173,285
Nexstar Broadcasting, Gtd. Notes		5.63	7/15/2027	3,000,000	[b]	2,949,150
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	4,500,000	[b]	3,864,352
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	1,887,000	[b]	1,733,672
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	3,376,000	[b]	2,989,617
Sinclair Television Group, Gtd. Notes		5.13	2/15/2027	1,565,000	[b]	1,335,794
Sirius XM Radio, Gtd. Notes		5.38	7/15/2026	2,665,000	[b]	2,717,700
Sirius XM Radio, Gtd. Notes		5.50	7/1/2029	2,895,000	[b]	2,968,967
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	2,640,000	[b]	2,529,851
TEGNA, Gtd. Notes		4.63	3/15/2028	1,431,000	[b]	1,265,541
TEGNA, Gtd. Notes		5.00	9/15/2029	2,585,000	[b]	2,336,194
Townsquare Media, Gtd. Notes		6.50	4/1/2023	1,933,000	[b]	1,872,584
Virgin Media Secured Finance, Sr. Scd. Notes		5.50	5/15/2029	3,065,000	[b]	3,082,011
Ziggo, Sr. Scd. Notes		4.88	1/15/2030	2,166,000	[b,c]	2,124,635
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	1,365,000	[b]	1,372,576
					90,749,059
Metals & Mining - 2.3%
Commercial Metals, Sr. Unscd. Notes		5.75	4/15/2026	3,630,000		3,414,060
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	2,850,000	[b]	2,458,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Metals & Mining - 2.3% (continued)
Freeport-McMoRan, Gtd. Notes	5.00	9/1/2027	1,165,000		1,088,110
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	2,665,000		2,405,962
Hudbay Minerals, Gtd. Notes	7.63	1/15/2025	2,265,000	[b]	1,984,718
Kaiser Aluminum, Gtd. Notes	4.63	3/1/2028	4,290,000	[b]	3,831,184
Novelis, Gtd. Notes	4.75	1/30/2030	2,365,000	[b]	2,118,153
Novelis, Gtd. Notes	5.88	9/30/2026	1,895,000	[b]	1,872,890
				19,173,216
Real Estate - 3.4%
Brookfield Property REIT, Sr. Scd. Notes	5.75	5/15/2026	6,485,000	[b]	5,298,258
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	3,770,000	[b]	3,440,238
Iron Mountain, Gtd. Notes	5.25	3/15/2028	3,570,000	[b]	3,546,259
Ladder Capital Finance Holdings, Gtd. Notes	4.25	2/1/2027	395,000	[b]	315,013
Ladder Capital Finance Holdings, Gtd. Notes	5.25	10/1/2025	6,235,000	[b]	5,184,683
SBA Communications, Sr. Unscd. Notes	3.88	2/15/2027	3,904,000	[b]	3,943,040
VICI Properties, Gtd. Notes	4.13	8/15/2030	1,515,000	[b]	1,443,984
VICI Properties, Gtd. Notes	4.25	12/1/2026	1,665,000	[b]	1,536,803
VICI Properties, Gtd. Notes	4.63	12/1/2029	3,270,000	[b]	2,993,848
				27,702,126
Retailing - 1.3%
Asbury Automotive Group, Gtd. Notes	4.50	3/1/2028	394,000	[b]	337,855
Asbury Automotive Group, Gtd. Notes	4.75	3/1/2030	592,000	[b]	507,640
QVC, Sr. Scd. Notes	4.75	2/15/2027	3,265,000		2,902,565
Reliance Intermediate Holdings, Sr. Scd. Notes	6.50	4/1/2023	4,274,000	[b]	4,373,306
Staples, Sr. Scd. Notes	7.50	4/15/2026	2,500,000	[b]	2,201,570
				10,322,936
Technology Hardware & Equipment - .9%
Banff Merger Sub, Sr. Unscd. Notes	9.75	9/1/2026	2,292,000	[b]	2,034,322
Presidio Holdings, Gtd. Notes	8.25	2/1/2028	2,122,000	[b]	1,885,928
Tempo Acquisition, Sr. Unscd. Notes	6.75	6/1/2025	4,025,000	[b]	3,713,183
				7,633,433
Telecommunication Services - 6.8%
Altice France, Sr. Scd. Notes	5.50	1/15/2028	1,840,000	[b]	1,733,004
Altice France, Sr. Scd. Notes	7.38	5/1/2026	4,475,000	[b]	4,544,586
Altice France, Sr. Scd. Notes	8.13	2/1/2027	1,480,000	[b]	1,551,114
CenturyLink, Sr. Unscd. Debs., Ser. G	6.88	1/15/2028	1,180,000		1,213,680
CenturyLink, Sr. Unscd. Notes	5.13	12/15/2026	3,170,000	[b]	3,177,925
CenturyLink, Sr. Unscd. Notes	5.63	4/1/2025	2,255,000		2,280,357

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.1% (continued)
Telecommunication Services - 6.8% (continued)
Cincinnati Bell, Gtd. Notes	8.00	10/15/2025	2,610,000	[b]	2,698,074
CommScope, Gtd. Notes	8.25	3/1/2027	4,480,000	[b]	4,343,136
CommScope, Sr. Scd. Notes	6.00	3/1/2026	2,430,000	[b]	2,440,016
CommScope Technologies, Gtd. Notes	6.00	6/15/2025	1,425,000	[b]	1,314,848
Connect Finco, Sr. Scd. Notes	6.75	10/1/2026	2,825,000	[b]	2,344,750
DKT Finance, Sr. Scd. Notes	9.38	6/17/2023	1,600,000	[b]	1,676,000
Front Range BidCo, Sr. Scd. Notes	4.00	3/1/2027	3,860,000	[b]	3,715,250
Intelsat Jackson Holdings, Gtd. Notes	8.50	10/15/2024	1,270,000	[b]	807,663
Intelsat Jackson Holdings, Gtd. Notes	9.75	7/15/2025	1,420,000	[b]	896,382
Intrado, Gtd. Notes	8.50	10/15/2025	1,400,000	[b]	1,032,080
Level 3 Financing, Gtd. Notes	5.38	5/1/2025	2,650,000		2,653,326
Level 3 Financing, Gtd. Notes	5.38	1/15/2024	2,345,000		2,365,507
Sprint, Gtd. Notes	7.13	6/15/2024	3,950,000		4,364,691
Sprint, Gtd. Notes	7.63	3/1/2026	2,265,000		2,576,098
Sprint, Gtd. Notes	7.63	2/15/2025	575,000		640,636
Sprint, Gtd. Notes	7.88	9/15/2023	3,930,000		4,356,936
Sprint Capital, Gtd. Notes	6.88	11/15/2028	770,000		883,768
Sprint Capital, Gtd. Notes	8.75	3/15/2032	1,015,000		1,347,971
Telecom Italia Capital, Gtd. Notes	6.00	9/30/2034	1,050,000		1,046,816
				56,004,614
Utilities - 2.4%
AES, Sr. Unscd. Notes	6.00	5/15/2026	3,950,000		3,912,672
Calpine, Sr. Scd. Notes	4.50	2/15/2028	1,655,000	[b]	1,610,315
Calpine, Sr. Unscd. Notes	5.13	3/15/2028	1,565,000	[b]	1,451,538
Clearway Energy Operating, Gtd. Notes	4.75	3/15/2028	595,000	[b]	554,094
Clearway Energy Operating, Gtd. Notes	5.75	10/15/2025	3,995,000		3,980,039
NRG Energy, Gtd. Notes	5.75	1/15/2028	1,880,000		1,928,034
NRG Energy, Gtd. Notes	6.63	1/15/2027	1,980,000		2,070,189
NRG Energy, Gtd. Notes	7.25	5/15/2026	1,650,000		1,737,533
Vistra Operations, Gtd. Notes	5.50	9/1/2026	1,995,000	[b]	2,068,750
Vistra Operations, Gtd. Notes	5.63	2/15/2027	695,000	[b]	720,576
				20,033,740
Total Bonds and Notes (cost $806,109,533)			710,470,079

Floating Rate Loan Interests - 2.8%
Commercial & Professional Services - .3%
Pi Lux Finco, Second Lien Facility 1 Term Loan, 6 Month LIBOR +7.25%	8.32	1/1/2026	3,065,000	[d]	2,605,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 2.8% (continued)
Energy - .2%
Prairie ECI Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%	6.20	3/11/2026	3,777,873	[d]	2,010,773
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	6.74	1/31/2028	2,988,000	[d]	2,838,600
Health Care - .0%
Auris Luxembourg III, Facility B-2 Term Loan, 1 Month LIBOR +3.75%	4.74	2/21/2026	322,186	[d]	247,278
Information Technology - .5%
Evergreen Skills Lux, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	6.53	4/28/2021	2,647,995	[d]	1,747,677
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	5.28	6/13/2024	3,096,561	[d]	2,675,940
				4,423,617
Insurance - 1.1%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	7.49	8/4/2025	5,420,000	[d]	5,023,662
Mayfield Agency Borrower, First Lien B Term Loan, 1 Month LIBOR +4.50%	5.49	2/28/2025	4,450,739	[d]	3,627,352
				8,651,014
Retailing - .3%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%	6.07	9/25/2024	2,573,604	[d]	2,174,695
Total Floating Rate Loan Interests (cost $27,962,021)			22,951,227
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .0%
U.S. Government Securities
U.S. Treasury Bills (cost $309,806)	1.53	4/16/2020	310,000	[e]	309,992
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 7.2%
Registered Investment Companies - 7.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $59,318,218)	0.40		59,318,218	[f]	59,318,218

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,246,260)	0.40	10,246,260	[f] 10,246,260
Total Investments (cost $903,945,838)		97.4%	803,295,776
Cash and Receivables (Net)		2.6%	21,604,167
Net Assets		100.0%	824,899,943

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $520,831,841 or 63.14% of net assets.

c Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $9,590,356 and the value of the collateral was $10,246,260.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	14,906,281	−	14,906,281
Corporate Bonds	−	695,563,798	−	695,563,798
Floating Rate Loan Interests	−	22,951,227	−	22,951,227
Investment Companies	69,564,478	−	−	69,564,478
U.S. Treasury Securities	−	309,992	−	309,992
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	38,271	−	38,271
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(238,652)	−	(238,652)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

March 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	1,574,898	Euro	1,430,000	4/30/2020	(4,194)
Euro	1,426,050	United States Dollar	1,569,009	4/1/2020	3,827
Goldman Sachs
British Pound	1,492,050	United States Dollar	1,836,863	4/1/2020	16,436
United States Dollar	4,001,021	British Pound	3,300,000	4/30/2020	(100,780)
Euro	2,690,633	United States Dollar	2,949,660	4/2/2020	18,008
United States Dollar	18,136,304	Euro	16,545,000	4/30/2020	(133,678)
Gross Unrealized Appreciation					38,271
Gross Unrealized Depreciation					(238,652)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

NOTES

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are

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generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

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The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2020, accumulated net unrealized depreciation on investments was $100,650,062, consisting of $5,219,918 gross unrealized appreciation and $105,869,980 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.